Cover	9 Months Ended
Sep. 30, 2026
Cover [Abstract]
Document Type	6-K/A
Entity Registrant Name	DoubleDown Interactive Co., Ltd.
Amendment Description	The press release and the unaudited financial statements are filed herewith as Exhibits 99.1 and 99.2, respectively, which amend and supersede in their entirety Exhibits 99.1 and 99.2 to the Company’s Form 6-K previously furnished on November 12, 2026.
Amendment Flag	true
Entity Central Index Key	0001799567
Current Fiscal Year End Date	--12-31
Document Period End Date	Sep. 30, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q3